Expense Example - Voya Intermediate Bond Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,438
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	853
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,149
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,323